Taxes payable (Details 1) R$ in Millions	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Taxes payable in installments, noncurrent	R$ 55
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Taxes payable in installments, noncurrent	28
Later Than Two Years And Not Later Than Three Years 1 [Member]
IfrsStatementLineItems [Line Items]
Taxes payable in installments, noncurrent	13
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Taxes payable in installments, noncurrent	R$ 14